CONDUCTOR GLOBAL EQUITY VALUE ETF
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2023

Shares		Fair Value
	COMMON STOCKS — 93.4%
	APPAREL & TEXTILE PRODUCTS - 1.1%
40,525	Fila Holdings Corporation	$ 1,278,715

	ASSET MANAGEMENT - 4.0%
17,990	Amundi S/A	1,177,724
370,973	Ashmore Group PLC	1,221,848
33,387	DWS Group GmbH & Company KGaA	1,200,815
500,272	Jupiter Fund Management PLC	866,221
		4,466,608
	AUTOMOTIVE - 3.7%
2,942,000	BAIC Motor Corporation Ltd., Class H	903,157
158,239	Schaeffler A.G., Preferred Shares	1,135,682
52,100	Stanley Electric Company Ltd.	1,121,490
78,700	TS Tech Company Ltd.	980,546
		4,140,875
	BEVERAGES - 1.6%
234,482	Coca-Cola Femsa S.A.B. de C.V.	1,784,128

	BIOTECHNOLOGY & PHARMACEUTICALS - 1.2%
4,640	Biogen, Inc.(a)	1,349,776

	CHEMICALS - 4.0%
24,052	Covestro A.G.	1,107,386
290,100	Morgan Advanced Materials PLC	1,125,850
111,800	Nippon Kayaku Company Ltd.	1,038,408
129,700	Toagosei Company Ltd.	1,177,264
		4,448,908
	COMMERCIAL SUPPORT SERVICES - 3.0%
47,700	Aeon Delight Company Ltd.	1,132,592
730,433	Hays PLC	1,114,415
12,173	ManpowerGroup, Inc.	1,060,999
		3,308,006
	CONSUMER SERVICES - 1.2%
90,621	Perdoceo Education Corporation(a)	1,356,596

CONDUCTOR GLOBAL EQUITY VALUE ETF
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
January 31, 2023

Shares		Fair Value
	COMMON STOCKS — 93.4% (Continued)
	CONTAINERS & PACKAGING - 1.8%
76,100	Fuji Seal International, Inc.	$ 989,247
2,392,000	Lee & Man Paper Manufacturing Ltd.	1,048,216
		2,037,463
	ELECTRIC UTILITIES - 0.9%
68,624	Fortum OYJ	1,031,501

	ELECTRICAL EQUIPMENT - 1.0%
65,600	Japan Aviation Electronics Industry Ltd.	1,127,226

	ENGINEERING & CONSTRUCTION - 2.7%
9,386,100	DMCI Holdings, Inc.	1,892,145
168,300	Kandenko Company Ltd.	1,131,404
		3,023,549
	ENTERTAINMENT CONTENT - 1.9%
28,223	DoubleUGames Company Ltd.	1,130,966
50,700	Mixi, Inc.	972,921
		2,103,887
	FOOD - 2.3%
12,117	Orion Corporation	1,225,281
107,569	Tiger Brands Ltd.	1,287,247
		2,512,528
	FORESTRY, PAPER & WOOD PRODUCTS - 1.2%
374,480	Navigator Company S/A (The)	1,310,994

	GAS & WATER UTILITIES - 1.0%
400,600	Cia de Saneamento de Minas Gerais-COPASA	1,158,643

	HOME & OFFICE PRODUCTS - 1.9%
72,348	Electrolux A.B.	1,024,605
103,400	Okamura Corporation	1,134,375
		2,158,980
	HOME CONSTRUCTION - 0.9%
45,300	Nichiha Corporation	972,487

CONDUCTOR GLOBAL EQUITY VALUE ETF
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
January 31, 2023

Shares		Fair Value
	COMMON STOCKS — 93.4% (Continued)
	HOUSEHOLD PRODUCTS - 2.9%
47,700	Duskin Company Ltd.	$ 1,115,052
215,000	Hengan International Group Company Ltd.	1,057,757
15,022	Henkel A.G. & Company KGaA	1,070,999
		3,243,808
	LEISURE FACILITIES & SERVICES - 2.5%
1,791,600	Genting Singapore Ltd.	1,356,958
35,800	Sankyo Company Ltd.	1,446,320
		2,803,278
	MACHINERY - 2.0%
51,800	Optorun Company Ltd.	1,022,409
143,500	Yamazen Corporation	1,175,666
		2,198,075
	METALS & MINING - 19.0%
148,402	Alliance Resource Partners, L.P.	3,402,858
991,258	Centamin PLC	1,358,830
527,500	China Shenhua Energy Company Ltd., Class H	1,642,053
1,373,894	Coronado Global Resources, Inc.	1,990,674
1,398,400	CSN Mineracao S/A	1,482,267
512,882	Ferrexpo PLC	1,003,383
98,445	Gold Fields Ltd.	1,122,388
2,746,100	Golden Energy & Resources Ltd.(a)	1,647,932
89,862	Impala Platinum Holdings Ltd.	1,042,324
1,000,760	Indo Tambangraya Megah Tbk P.T.	2,417,049
93,247	Koza Altin Isletmeleri A/S	2,760,004
290,200	Sandfire Resources Ltd.	1,293,330
		21,163,092
	OIL & GAS PRODUCERS - 1.3%
720,588	Viva Energy Group Ltd.	1,489,798

	PUBLISHING & BROADCASTING - 2.1%
311,070	Atresmedia Corporacion de Medios de Comunicacion S.A.	1,159,593
1,164,772	ITV PLC	1,166,396
		2,325,989

CONDUCTOR GLOBAL EQUITY VALUE ETF
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
January 31, 2023

Shares		Fair Value
	COMMON STOCKS — 93.4% (Continued)
	REAL ESTATE SERVICES - 1.1%
37,706	RMR Group, Inc. (The), Class A	$ 1,169,640

	RETAIL - CONSUMER STAPLES - 3.2%
67,600	Arcs Company Ltd.	1,142,626
7,138	BGF Retail Company Ltd.	1,080,838
18,200	Tsuruha Holdings, Inc.	1,340,300
		3,563,764
	RETAIL - DISCRETIONARY - 4.9%
43,630	Abercrombie & Fitch Company, Class A(a)	1,263,525
82,200	Autobacs Seven Company Ltd.	915,311
112,300	EDION Corporation	1,109,404
75,400	Joyful Honda Company Ltd.	1,083,468
94,800	Ryohin Keikaku Company Ltd.	1,051,374
		5,423,082
	SEMICONDUCTORS - 1.2%
56,748	Vishay Intertechnology, Inc.	1,298,962

	STEEL - 10.8%
101,630	Acerinox S/A	1,100,571
324,000	Cia Siderurgica Nacional S/A	1,184,136
195,000	Gerdau S/A	1,263,988
461,400	Metalurgica Gerdau S/A	1,319,948
20,805	Nucor Corporation	3,516,461
207,066	Outokumpu OYJ	1,185,694
190,041	SSAB A.B.	1,358,183
40,525	United States Steel Corporation	1,154,557
		12,083,538
	TECHNOLOGY SERVICES - 1.1%
30,900	Zenkoku Hosho Company Ltd.	1,203,735

	TOBACCO & CANNABIS - 2.0%
48,000	Japan Tobacco, Inc.	979,015
16,250	KT&G Corporation	1,217,731
		2,196,746

CONDUCTOR GLOBAL EQUITY VALUE ETF
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
January 31, 2023

Shares		Fair Value
	COMMON STOCKS — 93.4% (Continued)
	TRANSPORTATION & LOGISTICS - 1.9%
69,127	Heartland Express, Inc.	$ 1,162,717
45,600	Kamigumi Company Ltd.	933,010
		2,095,727
	WHOLESALE - CONSUMER STAPLES - 1.0%
38,900	Kato Sangyo Company Ltd.	1,081,247

	WHOLESALE - DISCRETIONARY - 1.0%
2,139,900	Sime Darby Bhd	1,163,126

	TOTAL COMMON STOCKS (Cost $90,010,200)	104,074,477

	SHORT-TERM INVESTMENT — 0.0%(b)
	MONEY MARKET FUND - 0.0% (b)
42,593	Dreyfus Cash Management, Institutional Class, 4.26% (Cost $42,593)(d)	42,631

	TOTAL INVESTMENTS - 93.4% (Cost $90,052,793)	$ 104,117,108
	OTHER ASSETS IN EXCESS OF LIABILITIES - 6.6%	7,325,308
	NET ASSETS - 100.0%	$ 111,442,416

A/S	- Anonim Sirketi
L.P.	- Limited Partnership
Ltd.	- Limited Company
OYJ	- Julkinen osakeyhtiö
PLC	- Public Limited Company
P.T.	- Perseroan Terbatas
S/A	- Société Anonyme

(a)	Non-income producing security.
(b)	Percentage rounds to less than 0.1%.
(c)	Rate disclosed is the seven day effective yield as of January 31, 2023.